Long-Term Obligations - Schedule of Future Contractual Principal and Final Fee Payments on Debt and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Instruments [Abstract]
2015	$ 1
2016	3,432
2017	4,052
2018	4,275
2019	2
Total	11,762
Term Loan, 2015	0
Term Loan, 2016	3,430
Term Loan, 2017	4,049
Term Loan, 2018	4,271
Term Loan, 2019	0
Term Loan, Total	11,750
Capital Lease, 2015	1
Capital Lease, 2016	2
Capital Lease, 2017	3
Capital Lease, 2018	4
Capital Lease, 2019	2
Capital Lease, Total	$ 12